UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2008 – June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009
     ASHLAND INC.

Security:	044209104	Agenda Number:	932983580
Ticker:	ASH	Meeting Type:	Annual
ISIN:	US0442091049	Meeting Date:	29-Jan-09

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 ROGER W. HALE*	Mgmt	No vote

	2 VADA O. MANAGER*	Mgmt	No vote

	3 GEORGE A SCHAEFER, JR.*	Mgmt	No vote

	4 JOHN F. TURNER*	Mgmt	No vote

	5 MARK C. ROHR**	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

03	Approve Charter Amendment	Mgmt	No vote
     CHARYS HOLDING COMPANY, INC.

Security:	161420AB0	Agenda Number:	932994494
Ticker:		Meeting Type:	Consent
ISIN:	US161420AB09	Meeting Date:	17-Feb-09

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
02	Miscellaneous Corporate Governance	Mgmt	No vote

     GRAY TELEVISION INC

Security:	389375205	Agenda Number:	933073998
Ticker:	GTNA	Meeting Type:	Annual
ISIN:	US3893752051	Meeting Date:	24-Jun-09

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 RICHARD L. BOGER	Mgmt	No vote

	2 RAY M. DEAVER	Mgmt	No vote

	3 T.L. ELDER	Mgmt	No vote

	4 HILTON H. HOWELL, JR.	Mgmt	No vote

	5 WILLIAM E. MAYHER, III	Mgmt	No vote

	6 ZELL B. MILLER	Mgmt	No vote

	7 HOWELL W. NEWTON	Mgmt	No vote

	8 HUGH E. NORTON	Mgmt	No vote

	9 ROBERT S. PRATHER, JR.	Mgmt	No vote

	10 HARRIETT J. ROBINSON	Mgmt	No vote

	11 J. MACK ROBINSON	Mgmt	No vote

02	Amend Stock Compensation Plan	Mgmt	No vote

     HERCULES INCORPORATED

Security:	427056106	Agenda Number:	932962310
Ticker:	HPC	Meeting Type:	Special
ISIN:	US4270561065	Meeting Date:	05-Nov-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Approve Merger Agreement	Mgmt	For	For

02	Approve Motion to Adjourn Meeting	Mgmt	For	For
     ICO GLOBAL COMMUNICATIONS (HLDG.) LTD.

Security:	44930K108	Agenda Number:	933080258
Ticker:	ICOG	Meeting Type:	Annual
ISIN:	US44930K1088	Meeting Date:	19-Jun-09

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
1	Election of Directors

	1 CRAIG O. MCCAW	Mgmt	No vote

	2 SAMUEL L. GINN	Mgmt	No vote

	3 NICOLAS KAUSER	Mgmt	No vote

	4 BARRY L. ROWAN	Mgmt	No vote

	5 H. BRIAN THOMPSON	Mgmt	No vote

	6 DAVID WASSERMAN	Mgmt	No vote

2	Ratify Appointment of Independent Auditors	Mgmt	No vote

3	Approve Stock Split	Mgmt	No vote

     KNOLOGY, INC.

Security:	499183804	Agenda Number:	933030304
Ticker:	KNOL	Meeting Type:	Annual
ISIN:	US4991838040	Meeting Date:	07-May-09

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 ALAN A. BURGESS	Mgmt	No vote

	2 O. GENE GABBARD	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote
     NORTHWEST AIRLINES CORPORATION

Security:	667280408	Agenda Number:	932946304
Ticker:	NWA	Meeting Type:	Annual
ISIN:	US6672804084	Meeting Date:	25-Sep-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 ROY J. BOSTOCK	Mgmt	For	For

	2 DAVID A. BRANDON	Mgmt	For	For

	3 MICHAEL J. DURHAM	Mgmt	For	For

	4 JOHN M. ENGLER	Mgmt	For	For

	5 MICKEY P. FORET	Mgmt	For	For

	6 ROBERT L. FRIEDMAN	Mgmt	For	For

	7 DORIS KEARNS GOODWIN	Mgmt	For	For

	8 JEFFREY G. KATZ	Mgmt	For	For

	9 JAMES J. POSTL	Mgmt	For	For

	10 RODNEY E. SLATER	Mgmt	For	For

	11 DOUGLAS M. STEENLAND	Mgmt	For	For

	12 WILLIAM S. ZOLLER	Mgmt	For	For

02	Approve Merger Agreement	Mgmt	For	For

03	Ratify Appointment of Independent Auditors	Mgmt	For	For

04	Approve Stock Compensation Plan	Mgmt	For	For

05	Approve Motion to Adjourn Meeting	Mgmt	For	For

     OWENS CORNING

Security:	690742101	Agenda Number:	932969958
Ticker:	OC	Meeting Type:	Annual
ISIN:	US6907421019	Meeting Date:	04-Dec-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 GASTON CAPERTON	Mgmt	No vote

	2 ANN IVERSON	Mgmt	No vote

	3 JOSEPH F. NEELY	Mgmt	No vote

	4 W. ANN REYNOLDS	Mgmt	No vote

	5 ROBERT B. SMITH, JR.	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote
     PENN NATIONAL GAMING, INC.

Security:	707569109	Agenda Number:	932962930
Ticker:	PENN	Meeting Type:	Annual
ISIN:	US7075691094	Meeting Date:	12-Nov-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 PETER M. CARLINO	Mgmt	For	For

	2 HAROLD CRAMER	Mgmt	For	For

02	Approve Private Placement	Mgmt	For	For

03	Approve Stock Compensation Plan	Mgmt	For	For

04	Ratify Appointment of Independent Auditors	Mgmt	For	For

     TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Security:	881624209	Agenda Number:	932949398
Ticker:	TEVA	Meeting Type:	Special
ISIN:	US8816242098	Meeting Date:	25-Sep-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors (Majority Voting)	Mgmt	For	For
     VIATEL HOLDING (BERMUDA) LIMITED

Security:	G93447111	Agenda Number:	932975975
Ticker:	VIAHF	Meeting Type:	Annual
ISIN:	BMG934471118	Meeting Date:	12-Dec-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Receive Consolidated Financial Statements	Mgmt	No vote

02	Ratify Appointment of Independent Auditors	Mgmt	No vote

03	Approve Remuneration of Directors and Auditors	Mgmt	No vote

04	Election of Directors (Majority Voting)	Mgmt	No vote

05	Election of Directors (Majority Voting)	Mgmt	No vote

06	Election of Directors (Majority Voting)	Mgmt	No vote

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, President and Chief Executive Officer
(Principal Executive Officer)

Date	August 17, 2009

*	Print the name and title of each signing officer under his or her signature.